Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated subsequent events, if any, that would require an adjustment to the Company’s financial statements or require disclosure in the notes to the financial statements through May 15, 2025, the date the financial statements were available to be issued. Where applicable, the notes to these financial statements have been updated to discuss significant subsequent events which have occurred.

On June 16, 2025, the Company entered into the Equity Purchase Facility Agreement, dated as of June 16, 2025 (“Facility”) with SZOP Opportunities I, LLC (“SZOP”), pursuant to which SZOP committed to purchase, subject to certain conditions and limitations, up to $250,000,000 (the “Commitment”) in newly issued shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”).

Pursuant to the terms and subject to the conditions of the Facility, at any time until the Facility is terminated, the Company, in its sole discretion, has the right, but not the obligation, to issue and sell to SZOP, and SZOP must subscribe for and purchase from the Company, Shares (“Advance Shares”) by the delivery to SZOP of Advance Notices (as defined below). The Company must, in its sole discretion, select the number of Advance Shares, not to exceed the Maximum Advance Amount (as defined in the Facility), it desires to issue and sell to SZOP in each Advance Notice and the time it desires to deliver each written notice to SZOP setting forth the number of Shares the Company desires to issue and sell to SZOP (each, an “Advance Notice”). There is no mandatory minimum Advance (as defined in the Facility) and the Company is under no obligation to deliver any Advance Notice or to draw upon the Commitment, there are no non-usage fees for not utilizing the Commitment or any part thereof, and the Company paid no upfront commitment fee to SZOP for the right to deliver any Advance Notices.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the consolidated financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 14, 2025, the Company completed its Business Combination with Fold. As a result of the Business Combination, among other things, (i) the outstanding balances under the Promissory Note, the October Note and the Tax Note were repaid, (ii) each of the Promissory Note, the October Note and the Tax Note were terminated, (iii) Polar received $550,000 and 550,000 shares of common stock of the Company in full payment of the Company’s obligations under the Subscription Agreement, (iv) 488,041 Private Placement Warrants were cancelled for no consideration, (v) the Company’s obligations under the administrative services agreement were terminated, and (vi) CCM was paid an advisory fee of $1,155,000.